Investments	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments [Abstract]
Investments
18.
Investments

As at	December 31, 2024	December 31, 2023
Investments at amortized cost	27,934	24,405
Investments at FVTPL	—	8,655
Investments at FVOCI	8,053	—
	35,987	33,060

Current portion	27,560	3,400
Long-term	8,427	29,660

Investments at amortized cost

Indiva

The Company had a loan outstanding to Indiva with a principal balance of $17.8 million and a maturity date of February 24, 2026. The Company closed the Indiva Transaction on November 4, 2024. The term loan was extinguished as part of the business combination and forms part of the consideration transferred (note 5(d)).

Delta 9

On July 5, 2024, the Company announced that it had completed the acquisition (the “Debt Acquisition”) of the principal indebtedness (the “Purchased Indebtedness”) of Delta-9 Cannabis Inc. (“Delta 9”) from Connect First and Servus Credit Union Ltd. for a purchase price of $28.1 million pursuant to a purchase and sale of indebtedness agreement dated July 5, 2024. As a result of the Debt Acquisition, the Company became Delta 9’s senior secured creditor with a first priority security interest in all of the assets of Delta 9 and certain Delta 9 subsidiaries.

The investment consists of a 5 year commercial mortgage bearing interest at an annual interest rate of 4.55% with an amortization period of 12 years and a revolving overdraft bearing interest at an annual interest rate of prime rate plus 2.45%. As at December 31, 2024, $22.9 million of principal was outstanding on the commercial mortgage and $3.5 million on the overdraft.

Subsequent to December 31, 2024, the Company received payment for the entire balance including fees.

Investments at fAIR vALUE tHROUGH pROFIT AND lOSS

On September 12, 2024, the Company received payment through Delta 9’s CCAA proceedings for reimbursement of principal and interest owing on the convertible debenture maturing March 30, 2025 for $11.7 million. Further discussions are being held for the full reimbursement of fees and other costs.

Investments at fAIR vALUE tHROUGH OTHER COMPREHENSIVE INCOME

During the year ended December 31, 2024, the Company acquired $6.2 million of investments in listed common shares that are not held for trading, for which the Company irrevocably elected at initial recognition to designate at fair value through other comprehensive income. The shares were marked to market to $8.1 million as a level 1 investment and the corresponding $1.9 million gain was recognized in other comprehensive income.